Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Accounts Receivable

	December 31, 2017	December 31, 2016
Customer trade receivables	$58,490	$62,763
Due from related parties (note 20)	156	488
Holdback receivables (note 6)	6,750	—
Other receivables	4,337	4,982
Income tax receivable	1,232	1,638
Allowance for doubtful accounts	(3,805)	(3,211)
	$67,160	$66,660